Finance Costs and Unwinding of Obligations (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of finance costs and unwinding of obligations [Abstract]
Disclosure of Finance Costs and Unwinding of Obligations by Item

	US Dollars
Figures in millions	2019	2018	2017
Finance costs
Finance costs on bonds, corporate notes, bank loans and other	135	128	131
Amortisation of fees	4	7	4
Lease finance charges	10	5	6
Less: interest captalised	(6)	—	—
	143	140	141
Unwinding of obligations	29	28	16
Total finance costs and unwinding of obligations (note 32 and 36)	172	168	157